Commitments and Contingencies	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21 COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments
The Group has entered into
non-cancellable
operating leases covering various facilities. The rental expenses were RMB28,289, RMB27,942 and RMB14,336 for the years ended March 31, 2020, 2021 and 2022, respectively, and were charged to Consolidated Statements of Operations and Comprehensive Loss when incurred.
Future minimum payments under these
non-cancellable
agreements are as follows:

Operating lease obligations
RMB
For the year ended March 31,
2023	10,800
2024	5,815
2025	2,876

Total	19,491

(b)	Capital and other commitments
As of March 31, 2022, the Company had capital commitments of RMB10,450 in relation to the purchase of office building (Note 9).
Future minimum payments under the office building purchase agreement are as follows:

Capital commitments
RMB
For the year ended March 31,
2024	10,450

Total	10,450

(c)	Contingencies
The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of March 31, 2022, the Group is not a party to any material legal or administrative proceedings.
The Group accounts for loss contingencies if both of the following conditions are met: a) Information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements; and b) The amount of loss can be reasonably estimated. As of March 31, 2022, the Group did not have material loss contingencies.